Stock-based Compensation	12 Months Ended
Sep. 30, 2014
Business Combinations [Abstract]
Stock-based Compensation
(18)	Stock-based Compensation

Alion initially adopted its Stock Appreciation Rights (SAR) Plan in 2004. The Company amended and restated the SAR Plan in January 2007; amended it in January 2010; and amended and restated the SAR Plan in June 2013. The SAR Plan expires in November 2016. The most recent SAR Plan amendment revised certain change in control provisions.

The chief executive officer may award SARs as he deems appropriate. Awards vest ratably over four years with payment following the grant date fifth anniversary. Grants with no intrinsic value expire on their year-five payment date. The SAR Plan provides for accelerated vesting in the event of death or disability and provides for accelerated vesting of existing grants on a change in control. The August 2014 refinancing constituted a change in control for SARs granted prior to fiscal 2014. All the pre-2014 grants vested with zero value and expired.

The approximately 180 thousand SARs outstanding at September 30, 2014, were issued in fiscal 2014 at a grant date fair value of $8.10 per share. No outstanding grant has any intrinsic value. For the years ended September 30, 2014, 2013 and 2012, the Company recognized credits to compensation expense of $21 thousand, $219 thousand and $90 thousand for the SAR Plan. The Company uses a Black-Scholes-Merton option pricing model based on the fair market value of a share of its common stock to recognize stock-based compensation expense. Alion’s aggregate SAR Plan liability was $5 thousand at September 30, 2014.

Phantom Stock Plans

Alion formerly maintained Executive and Director Phantom Stock Plans. In June 2013, the Company amended and restated its Phantom Stock Plan and its Performance Shares and Retention Phantom Stock Plan. No grants are outstanding under either of these plans.

There is no established public trading market for Alion’s common stock. The ESOP Trust owns all outstanding common stock. Alion does not expect to pay any dividends on its common stock and intends to retain future earnings, if any, for operating its business.